OTHER ASSETS - Schedule of Composition of Other Assets (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Assets1 [Abstract]
Insurance	R$ 90,878	R$ 135,307
Maintenance	514,474	523,068
Commissions	105,904	103,831
Vendor credits	178,459	58,586
Salaries	24,119	13,335
Information technology	52,354	37,654
Others	119,995	83,988
Total	1,086,183	955,769
Current	529,102	508,289
Non-current	R$ 557,081	R$ 447,480